Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes	INCOME TAXES
The provision for income taxes is as follows:

($ millions)	2020	2019
Current tax:
Canada	—	0.2
Luxembourg	0.2	0.2
Current tax expense	0.2	0.4
Deferred tax expense (recovery):
Canada	(678.5)	(225.6)
United States	50.7	66.2
Deferred tax recovery	(627.8)	(159.4)
Income tax recovery	(627.6)	(159.0)
The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

($ millions, except percentages)	2020	2019
Net loss before tax	(3,147.5)	(1,192.3)
Statutory income tax rate	25.98%	26.81%
Expected provision for income taxes	(817.7)	(319.7)
Change in corporate tax rates and tax rate variance	8.4	18.6
Tax rates in foreign jurisdictions	(1.0)	(5.3)
Restricted share bonus plan	3.9	3.9
Change in recognition of deferred tax assets	203.7	108.3
Recognition of capital gain on intercompany debt	—	18.5
(Non-taxable capital gains)/ non-deductible capital losses	(18.4)	4.3
Non-deductible impairment of goodwill	2.0	3.5
Other	(8.5)	8.9
Income tax recovery	(627.6)	(159.0)
The statutory combined federal and provincial income tax rate decreased from 26.81 percent in 2019 to 25.98 percent in 2020, primarily due to the decrease in the Alberta corporate tax rate from 10 percent to 8 percent, effective July 1, 2020.
On June 28, 2019, the Alberta government enacted legislation which reduces the Alberta corporate income tax rate from 12 percent to 8 percent over the period of July 1, 2019 through January 1, 2022. As a result of these changes in tax rates, the Company recognized a reduction of $5.0 million in its deferred income tax asset in 2019. In June 2020, the Alberta government announced an acceleration in the timing of the rate reduction to reduce the tax rate to 8 percent effective July 1, 2020. The rate reduction was substantively enacted on October 20, 2020 and the impact to the Company's deferred tax asset was negligible.
The net deferred income tax assets (liabilities) are expected to be settled in the following periods:

($ millions)	2020	2019
Deferred income tax:
To be settled within one year	19.8	3.5
To be settled beyond one year	1,348.1	741.8
Deferred income tax	1,367.9	745.3
The movement in deferred income tax assets (liabilities) are as follows:

($ millions)	At January 1, 2020	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2020
Deferred income tax assets:
Property, plant and equipment	—	—	248.9	248.9
Decommissioning liability	291.2	—	(29.0)	262.2
Income tax losses carried forward	932.6	—	(99.5)	833.1
Share issue costs	2.5	—	(1.4)	1.1
Risk management contracts	4.7	—	6.9	11.6
Lease liabilities	46.5	—	(6.4)	40.1
Other	6.6	(5.2)	6.0	7.4
	1,284.1	(5.2)	125.5	1,404.4
Deferred income tax liabilities:
Property, plant and equipment	(475.9)	—	475.9	—
Risk management contracts	(16.0)	—	6.1	(9.9)
ROU asset	(31.7)	—	5.1	(26.6)
Other	(15.2)	—	15.2	—
	(538.8)	—	502.3	(36.5)
Net deferred income tax assets (liabilities)	745.3	(5.2)	627.8	1,367.9

($ millions)	At January 1, 2019	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2019
Deferred income tax assets:
Decommissioning liability	329.6	—	(38.4)	291.2
Income tax losses carried forward	918.1	—	14.5	932.6
Share issue costs	5.3	—	(2.8)	2.5
Risk management contracts	—	—	4.7	4.7
Lease liabilities	—	58.4	(11.9)	46.5
Other	16.3	(35.3)	25.6	6.6
	1,269.3	23.1	(8.3)	1,284.1
Deferred income tax liabilities:
Property, plant and equipment	(633.9)	—	158.0	(475.9)
Risk management contracts	(33.1)	—	17.1	(16.0)
ROU asset	—	(39.5)	7.8	(31.7)
Other	—	—	(15.2)	(15.2)
	(667.0)	(39.5)	167.7	(538.8)
Net deferred income tax assets (liabilities)	602.3	(16.4)	159.4	745.3
The approximate amounts of tax pools available as at December 31, 2020 and 2019 are as follows:

($ millions)	2020	2019
Tax pools:
Canada	6,981.1	7,691.8
United States	3,021.0	2,975.9
Total	10,002.1	10,667.7
The movement in the deferred tax asset was a result of the impairment expense recognized during the year ended December 31, 2020. Deferred tax assets are recognized to the extent of expected utilization of tax attributes, based on estimated undiscounted future cashflows included in the Company's independent reserve report.
The above tax pools include estimated Canadian non-capital losses carried forward of $2.22 billion (December 31, 2019 - $1.95 billion) that expire in the years 2026 through 2040, and U.S. net operating losses of $2.30 billion (December 31, 2019 - $2.26 billion) of which $1.60 billion will expire in the years 2029 through 2037, while the remaining $694.5 million will not expire. A deferred income tax asset has not been recognized for U.S. net operating losses of $1.21 billion (December 31, 2019 - $341.4 million) or for other temporary differences of $69.0 million (December 31, 2019 - $69.0 million) as there is not sufficient certainty regarding future utilization.
At December 31, 2020, a deferred tax asset has not been recognized in respect of temporary differences associated with investments in subsidiaries as it is not likely that the temporary differences will reverse in the foreseeable future. The deductible temporary differences associated with investments in subsidiaries is approximately $2.2 billion (December 31, 2019 - $1.6 billion).
The Company received notices of reassessment from the Canada Revenue Agency in 2014 and 2015 disallowing $149.3 million of tax pools and $12.6 million of investment tax credits relating to an acquired entity. The Company has filed notices of objections in response to these reassessments and management believes that it will be successful in defending its positions. Therefore, no provision for the potential income tax liability was recorded at December 31, 2020 and December 31, 2019.